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Statutory Prospectus Supplement dated April 1, 2019

Important Notice Regarding Change in Investment Strategy for Invesco Pacific Growth Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Pacific Growth Fund

This supplement implements portfolio manager changes and provides shareholder notice for separate changes that will become effective on or about June 15, 2019.

At the March 26-27, 2019 Board meeting, the Board approved changes to reposition the Fund as an Asia Pacific Growth ex-Japan Fund. Due to the repositioning, the Fund expects to experience a higher than normal portfolio turnover rate, which may result in increased transaction costs and increased capital gain distributions to shareholders.

The following information replaces the first paragraph appearing under the heading “Principal Investment Strategies of the Fund” in the prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in the Pacific region excluding Japan, and in other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Pacific region, including whether (1) it is organized under the laws of a country in the Pacific region, (2) it has a principal office in a country in the Pacific region, (3) it derives 50% or more of its total revenues from business in the Pacific region, or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Pacific region.”

The third paragraph appearing under the heading “Principal Investment Strategies of the Fund” is deleted in its entirety.

The following information replaces the eighth, ninth, tenth and eleventh paragraphs appearing under the heading “Principal Investment Strategies of the Fund” in the prospectus:

“In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. This means that the portfolio manager focuses on acquiring companies the portfolio manager believes have sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in the issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.”

The following information replaces the first paragraph in the risk appearing under the heading “Principal Risks of Investing in the Fund – Asia Pacific Region Risk (Including Japan)”:

“Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.”

“Growth Investing Risk” appearing under the heading “Principal Risks of Investing in the Fund” is deleted in its entirety.

The following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns” in the prospectus:

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“Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A shares: Inception (7/28/1997)
Return Before Taxes	-25.71%	2.32%	6.30%
Return After Taxes on Distributions	-27.08	1.91	6.08
Return After Taxes on Distributions and Sale of Fund Shares	-14.24	1.78	5.17
Class C shares: Inception (7/28/1997)	-22.70	2.72	6.13
Class R shares: Inception (3/31/2008)	-21.62	3.22	6.62
Class Y shares: Inception (7/28/1997)	-21.22	3.74	7.18
MSCI All Country Asia ex Japan Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes)[1]	-14.37	4.02	10.09
MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [1]	-13.79	0.53	6.32
MSCI All Country Asia Pacific Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [1]	-13.52	3.21	7.67
Lipper Pacific ex-Japan Funds Index	-16.20	2.93	9.92

[1]

The Fund has elected to use the MSCI All Country Asia ex Japan Index to represent its broad-based/style-specific securities market benchmark rather than the MSCI EAFE® Index and MSCI All Country Asia Pacific Index because the MSCI All Country Asia ex Japan Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

The following information replaces in its entirety appearing under the heading “Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Investment Sub-Adviser: Invesco Hong Kong Limited

Portfolio Manager	Title	Length of Service on the Fund
Mike Shiao	Portfolio Manager	2019”

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Statutory Prospectus Supplement dated April 1, 2019

Important Notice Regarding Change in Investment Strategy for Invesco Pacific Growth Fund

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Pacific Growth Fund

This supplement implements portfolio manager changes and provides shareholder notice for separate changes that will become effective on or about June 15, 2019.

At the March 26-27, 2019 Board meeting, the Board approved changes to reposition the Fund as an Asia Pacific Growth ex-Japan Fund. Due to the repositioning, the Fund expects to experience a higher than normal portfolio turnover rate, which may result in increased transaction costs and increased capital gain distributions to shareholders.

The following information replaces the first paragraph appearing under the heading “Principal Investment Strategies of the Fund” in the prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in the Pacific region excluding Japan, and in other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Pacific region, including whether (1) it is organized under the laws of a country in the Pacific region, (2) it has a principal office in a country in the Pacific region, (3) it derives 50% or more of its total revenues from business in the Pacific region, or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Pacific region.”

The third paragraph appearing under the heading appearing under the heading “Principal Investment Strategies of the Fund” is deleted in its entirety.

The following information replaces the eighth, ninth, tenth and eleventh paragraphs appearing under the heading “Principal Investment Strategies of the Fund” in the prospectus:

“In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. This means that the portfolio manager focuses on acquiring companies the portfolio manager believes have sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in the issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.”

The following information replaces the first paragraph in the risk appearing under the heading “Principal Risks of Investing in the Fund – Asia Pacific Region Risk (Including Japan)”:

“Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.”

“Growth Investing Risk” appearing under the heading “Principal Risks of Investing in the Fund” is deleted in its entirety.

The following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns” in the prospectus:

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“Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class R5 shares[1]: Inception (5/20/2011)
Return Before Taxes	-21.16%	3.85%	7.21%
Return After Taxes on Distributions	-22.67	3.37	6.92
Return After Taxes on Distributions and Sale of Fund Shares	-11.47	2.95	5.92
Class R6 shares[1]: Inception (4/4/2007)	-21.16	3.60	6.96
MSCI All Country Asia ex Japan Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes)[2]	-13.79	0.53	6.32
MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [2]	-13.79	0.53	6.32
MSCI All Country Asia Pacific Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [2]	-13.52	3.21	7.67
Lipper Pacific ex-Japan Funds Index	-16.20	2.93	9.92

[1]

Class R5 and Class R6 shares’ performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the predecessor fund’s Class A shares is July 28, 1997.

[2]

The Fund has elected to use the MSCI All Country Asia ex Japan Index to represent its broad-based/style-specific securities market benchmark rather than the MSCI EAFE® Index and MSCI All Country Asia Pacific Index because the MSCI All Country Asia ex Japan Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.”

The following information replaces in its entirety appearing under the heading “Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Investment Sub-Adviser: Invesco Hong Kong Limited

Portfolio Manager	Title	Length of Service on the Fund
Mike Shiao	Portfolio Manager	2019”

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